Condensed financial information of Plastec Technologies, Ltd. (Tables)	8 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

Balance Sheets

	April 30		December 31, 2012
	2011	2012
	HK$	HK$	HK$
Assets
Current Assets:
Cash and cash equivalents	54,770	28,980	23,787
Prepaid expenses	302	574	—
Total current assets	55,072	29,554	23,787
Investment in subsidiary	1	1	1
Total assets	55,073	29,555	23,788
Liabilities and shareholders’ equity
Current Liabilities:
Account payable and accrued liabilities	369	369	369
Due to fellow subsidiaries	149	66,017	62,012
Total current liabilities	518	66,386	62,381
NET CURRENT ASSETS	54,555	(36,831)	(38,593)
Total assets & liabilities	54,555	(36,831)	(38,593)
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	131	112	112
Additional Paid-in capital	56,505	(35,502)	(38,341)
Retained earnings	(2,081)	(1,441)	(364)
Total shareholders' equity	54,555	(36,831)	(38,593)

Schedule of Condensed Income Statement [Table Text Block]

Statements of operations and comprehensive income/(loss)

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	Dec 31, 2012
	HK$	HK$	HK$	HK$
Revenues	—	—	—	—
Other incomes	52	152	4,803	3,323
Administrative expenses	(1,025)	(11,474)	(4,163)	(2,243)
Finance costs	—	—	—	(3)
Profit/(loss) before taxation	(973)	(11,322)	640	1,077
Taxation	—	—	—	—
Total comprehensive income/(loss)	(973)	(11,322)	640	1,077

Schedule of Condensed Cash Flow Statement [Table Text Block]

Statements of cash flows

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	December 31, 2012
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	(973)	(11,322)	640	1,077
Changes in operating assets and liabilities:
Prepaid expenses	(254)	(47)	(272)	574
Deferred offering costs	1,135	—	—	—
Accounts payable and accrued liabilities	403	(230)	—	1
Net cash provided by/(used in) operating activities	311	(11,599)	368	1,652
Cash flows from investing activities
Investment to subsidiary	—	(1)	—	—
Interest reinvested in trust	(52)	—	—	—
Cash placed in trust	(280,800)	—	—	—
Net cash used in investing activities	(280,852)	(1)	—	—
Cash flows from financing activities
Recapitalization on reverse acquisition	—	12,084	—	—
Repayment of due to shareholder	(975)	—	—	—
Proceeds from due to subsidiaries	—	148	65,868	—
Repayment of due to subsidiaries	—	—	—	(4,005)
Proceeds used in repurchase of shares	—	—	(92,026)	(2,840)
Cash withdrawn from trust account	—	280,852	—	—
Proceeds from sale of warrants in private placement	14,040	—	—	—
Proceeds from initial public offering	280,800	—	—	—
Proceeds used in share redemption	—	(227,448)	—	—
Payment of underwriters discount and offering costs	(12,731)	—	—	—
Net cash provided by/(used in) financing activities	281,134	65,636	(26,158)	(6,845)
Net increase/(decrease) in cash and cash equivalents	593	54,036	(25,790)	(5,193)
Cash and cash equivalents at beginning of year/period	141	734	54,770	28,980
Cash and cash equivalents at end of year/period	734	54,770	28,980	23,787